Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 4,144	$ 3,731
Marketable securities	27,238	23,295
Trade receivables, net	2,995	2,546
Inventories	2,435	2,647
Other current assets	1,703	2,492
Total current assets	38,515	34,711
Property, plant and equipment, net	4,907	5,223
Intangible assets, net	11,641	12,693
Goodwill	14,787	14,788
Other assets	1,599	1,467
Total assets	71,449	68,882
Current liabilities:
Accounts payable	965	995
Accrued liabilities	5,452	5,513
Current portion of long-term debt	2,247	498
Total current liabilities	8,664	7,006
Long-term debt	29,182	30,090
Long-term deferred tax liability	2,239	3,461
Other noncurrent liabilities	3,281	2,547
Contingencies and commitments
Stockholders’ equity:
Common stock and additional paid-in capital; $0.0001 par value; 2,750.0 shares authorized; outstanding — 754.0 shares in 2015 and 760.4 shares in 2014	30,649	30,410
Accumulated deficit	(2,086)	(4,624)
Accumulated other comprehensive loss	(480)	(8)
Total stockholders’ equity	28,083	25,778
Total liabilities and stockholders’ equity	$ 71,449	$ 68,882